VARIABLE INTEREST ENTITY (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
VARIABLE INTEREST ENTITY
Cash and cash equivalents	¥ 58,489		¥ 10,911		$ 8,364
Advances to suppliers	¥ 1,620				$ 232
Amounts due from related parties			¥ 600
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related party		Related party		Related party
Total current assets	¥ 342,439		¥ 243,688		$ 48,968
Investments	171,558		297,223		24,532
Property, equipment and software, net	43,582		16,549		6,232
Operating lease right-of-use assets, net	11,836		4,283		1,693
Total assets	593,748		636,644		84,904
Other Taxes Payable	1,434		1,466		205
Advances from customers	5,924		10,228		847
Amounts due to related parties	¥ 9,658		¥ 9,658		$ 1,381
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related party		Related party		Related party
Accrued expenses and other current liabilities	¥ 49,809		¥ 41,666		$ 7,123
Operating lease liabilities-current portion	4,189		2,841		599
Defer revenue	1,635		577		234
Total current liabilities	343,397		205,607		49,103
Operating lease liabilities-non-current portion	7,815		1,604		1,118
Total liabilities	351,212		209,134		50,221
Revenues	107,898	$ 15,429	111,714	¥ 174,045
Cost of revenue	(106,089)	(15,170)	(113,318)	(213,179)
Gross profit (loss)	1,809	259	(1,604)	(39,134)
Total operating expenses	(282,923)	(40,456)	(57,160)	(278,619)
Loss from continuing operations before income tax expense and share of loss in equity method investments	(408,235)	(58,376)	(72,520)	(144,277)
Nonrelated party
VARIABLE INTEREST ENTITY
Accounts receivable	3,782				540
Prepayments and other current assets	19,543		26,047		2,794
Accounts payable	15,849		5,528		2,263
Related party
VARIABLE INTEREST ENTITY
Accounts receivable	6,284				899
Prepayments and other current assets	515				74
Accounts payable	3,629				519
Variable interest entity, primary beneficiary
VARIABLE INTEREST ENTITY
Cash and cash equivalents	7,761		3,013		1,110
Advances to suppliers	¥ 1,568				$ 224
Amounts due from related parties			¥ 583
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related party		Related party		Related party
Total current assets	¥ 476,235		¥ 454,272		$ 68,101
Due from the Group's companies	447,496		446,094		63,991
Intangible assets	2,500				357
Investments			25,750
Property, equipment and software, net	124		57		18
Operating lease right-of-use assets, net	145		44		21
Total assets	479,004		480,123		68,497
Accounts payable	10,351		5,427		1,480
Other Taxes Payable	1,391		1,388		199
Advances from customers	5,398		9,702		772
Amounts due to related parties	¥ 44,057		¥ 44,057		$ 6,300
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related party		Related party		Related party
Accrued expenses and other current liabilities	¥ 37,572		¥ 33,320		$ 5,373
Operating lease liabilities-current portion	61		33		9
Defer revenue	1,635		577		234
Due to the Group's companies	1,446,363		1,401,911		206,827
Total current liabilities	1,546,828		1,496,415		221,194
Operating lease liabilities-non-current portion	80				11
Total liabilities	1,546,908		1,496,415		221,205
Revenues	35,431	5,067	318	428
Cost of revenue	(25,811)	(3,691)	(470)	(218)
Gross profit (loss)	9,620	1,376	(152)	210
Total operating expenses	(33,583)	(4,802)	(19,540)	(23,380)
Loss from continuing operations before income tax expense and share of loss in equity method investments	(49,937)	(7,141)	(34,018)	154,021
Net Income (Loss)	(50,618)	$ (7,238)	(34,589)	¥ 154,021
Variable interest entity, primary beneficiary | Nonrelated party
VARIABLE INTEREST ENTITY
Accounts receivable	3,637				520
Prepayments and other current assets	8,974		¥ 4,582		1,283
Variable interest entity, primary beneficiary | Related party
VARIABLE INTEREST ENTITY
Accounts receivable	6,284				899
Prepayments and other current assets	¥ 515				$ 74